Allowance for doubtful accounts and credit losses	12 Months Ended
Mar. 31, 2012
Allowance for doubtful accounts and credit losses

11. Allowance for doubtful accounts and credit losses:

An analysis of activity within the allowance for doubtful accounts relating to trade accounts and notes receivable for the years ended March 31, 2010, 2011 and 2012 is as follows:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2010	2011	2012	2012
Allowance for doubtful accounts at beginning of year	¥48,006	¥46,706	¥44,047	$536
Provision for doubtful accounts, net of reversal	1,905	1,806	5,843	71
Write-offs	(1,357)	(2,690)	(699)	(9)
Other	(1,848)	(1,775)	(5,094)	(62)

Allowance for doubtful accounts at end of year	¥46,706	¥44,047	¥44,097	$536

The other amount includes the impact of consolidation and deconsolidation of certain entities due to changes in ownership interest and currency translation adjustments for the years ended March 31, 2010, 2011 and 2012.

A portion of the allowance for doubtful accounts balance at March 31, 2011 and 2012 totaling ¥32,191 million and ¥31,093 million ($378 million), respectively, is attributed to certain non-current receivable balances which are reported as other assets in the consolidated balance sheets.

An analysis of the allowance for credit losses relating to finance receivables and vehicles and equipment on operating leases for the years ended March 31, 2010, 2011 and 2012 is as follows:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2010	2011	2012	2012
Allowance for credit losses at beginning of year	¥238,932	¥232,479	¥167,615	$2,039
Provision for credit losses, net of reversal	98,870	2,334	3,780	46
Charge-offs	(118,333)	(86,115)	(51,578)	(627)
Recoveries	16,137	18,268	16,415	200
Other	(3,127)	649	4,131	50

Allowance for credit losses at end of year	¥232,479	¥167,615	¥140,363	$1,708

The other amount primarily includes the impact of currency translation adjustments for the years ended March 31, 2010, 2011 and 2012.

An analysis of the allowance for credit losses above relating to retail receivables portfolio segment, finance lease receivables portfolio segment and wholesale and other dealer loan receivables portfolio segment for the years ended March 31, 2011 and 2012 are as follows:

	Yen in millions
	For the year ended March 31, 2011
	Retail	Finance leases	Wholesale and Other dealer loans
Allowance for credit losses at beginning of year	¥160,350	¥36,918	¥35,211
Provision for credit losses, net of reversal	(2,660)	6,023	2,098
Charge-offs	(68,122)	(2,820)	(5,885)
Recoveries	14,159	288	636
Other	(11,528)	(4,385)	(3,480)

Allowance for credit losses at end of year	¥92,199	¥36,024	¥28,580

	Yen in millions
	For the year ended March 31, 2012
	Retail	Finance leases	Wholesale and Other dealer loans
Allowance for credit losses at beginning of year	¥92,199	¥36,024	¥28,580
Provision for credit losses, net of reversal	13,569	(4,508)	(4,767)
Charge-offs	(44,742)	(2,499)	(305)
Recoveries	14,051	718	16
Other	2,276	902	714

Allowance for credit losses at end of year	¥77,353	¥30,637	¥24,238

	U.S. dollars in millions
	For the year ended March 31, 2012
	Retail	Finance leases	Wholesale and Other dealer loans
Allowance for credit losses at beginning of year	$1,122	$438	$348
Provision for credit losses, net of reversal	165	(55)	(58)
Charge-offs	(545)	(30)	(4)
Recoveries	171	9	0
Other	28	11	9

Allowance for credit losses at end of year	$941	$373	$295